Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Line Items]
Additions of impairment loss allowance	$ 2,619	$ 3,840
Additions of reversal impairment loss allowance	$ 739	$ 909
Percentage of increase and decrease in the U.S. dollar	10.00%
Change in exchange rates, percentage	10.00%
Interest at a variable rate	$ 98,244
Interest at available rate percentage	36.66%
Bears interest (in Shares)		121,170
Variable rate, percentage		40.46%
Interest rate Spread	1.00%
Decreased profit before tax	$ 982	$ 1,212
Profit before tax, percentage	1.00%
Borrowings	$ 164,324	190,137
Bottom of range [Member]
Financial Instruments [Line Items]
Receivable concentration	5.00%
Related Partys [member]
Financial Instruments [Line Items]
Impairment losses related to related parties	$ 2,411		$ 1,982
Level 1 [Member]
Financial Instruments [Line Items]
Fair value of the exhibited figures	840	2,600
Level 3 [Member]
Financial Instruments [Line Items]
Fair value of the exhibited figures	$ 16,231	$ 28,877